Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Nov. 02, 2018	Nov. 01, 2018	Dec. 31, 2017
Mommy Guru
Related Party Transaction [Line Items]
Marketing fee paid			$ 2.4
Voting Agreement
Related Party Transaction [Line Items]
Percentage of voting power of capital stock outstanding	1990.00%	19.90%
Voting power description		Mr. Delug will have voting power over an aggregate of up to 6,301,882 shares of the Company's common stock through (i) 2,367,041 shares of common stock held directly, and (ii) 3,934,841 shares of common stock held by the Initial Designating Parties
Organizational Design Initiative | Voting Agreement | Maximum
Related Party Transaction [Line Items]
Percentage of voting power of capital stock outstanding		20.00%
Chief Marketing Officer | Mommy Guru
Related Party Transaction [Line Items]
Marketing fee paid			1.9
Compensation expense			$ 0.1
Mr Yaney
Related Party Transaction [Line Items]
Payment for consideration		$ 0.1